Financial Instruments at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Abstract]
Summary of Financial Instruments at Fair Value through Profit or Loss
	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Financial assets-current
Mandatorily measured at FVTPL
Derivatives (not designated for hedge)
Forward exchange contracts	$—	$2
Non-derivatives
Listed stocks - domestic	1	8

	$1	$10

Financial assets-noncurrent
Mandatorily measured at FVTPL
Non-derivatives
Non-listed stocks - domestic	$511	$441
Non-listed stocks - foreign	267	236

	$778	$677

Financial liabilities-current
Held for trading
Derivatives (not designated for hedge)
Forward exchange contracts	$—	$—

Disclosure of Detailed Information Outstanding Derivative Contracts Not Designated for Hedge Explanatory

Outstanding forward exchange contracts not designated for hedge as of balance sheet dates were as follows:

		Maturity	Contract Amount
	Currency	Period	(In Millions)
December 31, 2019
Forward exchange contracts - buy	NT$/EUR	2020.03	NT$51/EUR2
Forward exchange contracts - buy	NT$/US$	2020.01	NT$26/US$1

December 31, 2020
Forward exchange contracts - buy	NT$/EUR	2021.03	NT$50/EUR2
Forward exchange contracts - sell	US$/NT$	2021.02-03	US$14/NT379